N-4	Mar. 21, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Modern Woodmen of America Variable Annuity Account
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	Mar. 21, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-13 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-11 in the updating summary prospectus and the summary prospectus for new investors.

The existing entries for Fidelity® Variable Insurance Products Funds - Fidelity® VIP Balanced Portfolio—Service Class 2, Fidelity® VIP ContrafundSM Portfolio—Initial Class, Fidelity® VIP Energy Portfolio—Service Class 2, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Growth & Income Portfolio—Initial Class, Fidelity® VIP High Income Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2, Fidelity® VIP Overseas Portfolio—Initial Class, and Fidelity® VIP Real Estate Portfolio—Initial Class are deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.69%	-18.19%	6.93%	8.63%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	-26.31%	8.66%	11.43%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.86%	62.87%	6.94%	4.54%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.58%	-24.46%	12.42%	14.81%
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.49%	-4.95%	8.85%	11.58%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.02%	-11.67%	0.86%	2.71%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.82%	-14.97%	5.68%	9.69%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), FIL Investment Advisors (UK) Limited (FIA (UK)), and FIL Investments (Japan) Limited (FIJ)	0.73%	-24.48%	2.61%	5.74%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	-27.51%	1.70%	5.11%

Portfolio Companies [Table Text Block]
Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.69%	-18.19%	6.93%	8.63%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	-26.31%	8.66%	11.43%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.86%	62.87%	6.94%	4.54%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.58%	-24.46%	12.42%	14.81%
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.49%	-4.95%	8.85%	11.58%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.02%	-11.67%	0.86%	2.71%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.82%	-14.97%	5.68%	9.69%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), FIL Investment Advisors (UK) Limited (FIA (UK)), and FIL Investments (Japan) Limited (FIJ)	0.73%	-24.48%	2.61%	5.74%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	-27.51%	1.70%	5.11%

Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income, while also considering growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), FIL Investment Advisors (UK) Limited (FIA (UK)), and FIL Investments (Japan) Limited (FIJ)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(24.48%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.74%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(27.51%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	5.11%